Other Current and Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Current and Long-term Liabilities
Schedule of other current liabilities

        Other current liabilities consisted of the following as at December 31 (in thousands):

	2014	2013
Fair value of swaps	$51,022	$109,431
Other current liabilities	1,480	5,267

Total	$52,502	$114,698

Schedule of other long-term liabilities

        Other long-term liabilities consisted of the following at December 31 (in thousands):

	2014	2013
Fair value of swaps	$2,398	$59,077
Other long-term liabilities	11,310	9,103

Total	$13,708	$68,180